Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	¥ 235,549		¥ 233,524
Less: Accumulated depreciation	(197,530)		(191,945)
Construction in progress	53,640		56,880
Property, plant and equipment, net	91,659	$ 12,910	98,459
Building [Member]
Property, Plant and Equipment [Line Items]
Total	15,572		12,317
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	165,802		162,573
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	19,206		18,641
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 34,969		¥ 39,993